Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 427,278	S/ 613,090
Credit Suisse First Boston [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2021/2020
Loan Received From Foreign Entities	S/ 217,260	238,608
Development Bank Of Latin America [Member] | Super National [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022
Loan Received From Foreign Entities	S/ 126,735
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2021/2020
Loan Received From Foreign Entities	S/ 83,283	76,222
Development Bank Of Latin America Two [Member] | Super National [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities		132,560
Wells Fargo Bank Co [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities		82,850
Citibank N.A [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities		S/ 82,850